UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Vaughan Nelson International Fund
Institutional Class/ADVLX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vaughan Nelson International Fund (Institutional Class/ADVLX)	$47	0.90%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,374,493
Total number of portfolio holdings	21
Portfolio turnover rate as of the end of the reporting period	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Monolithic Power Systems, Inc.	9.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.2%
MercadoLibre, Inc.	7.1%
WiseTech Global Ltd.	5.1%
Wise PLC - Class A	4.9%
UBS Group A.G.	4.9%
BNP Paribas S.A.	4.8%
Deutsche Post A.G.	4.7%
Grupo Mexico S.A.B. de C.V.	4.6%
Embraer S.A.	4.5%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Vaughan Nelson International Fund - Institutional Class

Vaughan Nelson International Fund
Investor Class/ADVJX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vaughan Nelson International Fund (Investor Class/ADVJX)	$60	1.15%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,374,493
Total number of portfolio holdings	21
Portfolio turnover rate as of the end of the reporting period	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Monolithic Power Systems, Inc.	9.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.2%
MercadoLibre, Inc.	7.1%
WiseTech Global Ltd.	5.1%
Wise PLC - Class A	4.9%
UBS Group A.G.	4.9%
BNP Paribas S.A.	4.8%
Deutsche Post A.G.	4.7%
Grupo Mexico S.A.B. de C.V.	4.6%
Embraer S.A.	4.5%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Vaughan Nelson International Fund - Investor Class

Vaughan Nelson Emerging Markets Fund
Institutional Class/ADVMX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)	$51	1.00%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,053,768
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	68%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.5%
MercadoLibre, Inc.	6.3%
Samsung Electronics Co., Ltd.	4.7%
Tencent Holdings Ltd.	4.6%
Grupo Mexico S.A.B. de C.V.	4.4%
Bank Central Asia Tbk P.T.	4.1%
NAURA Technology Group Co., Ltd. - Class A	4.0%
Embraer S.A.	3.9%
Nestle India Ltd.	3.9%
IHH Healthcare Bhd	3.9%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Vaughan Nelson Emerging Markets Fund - Institutional Class

Vaughan Nelson Emerging Markets Fund
Investor Class/ADVKX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)	$63	1.25%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,053,768
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	68%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.5%
MercadoLibre, Inc.	6.3%
Samsung Electronics Co., Ltd.	4.7%
Tencent Holdings Ltd.	4.6%
Grupo Mexico S.A.B. de C.V.	4.4%
Bank Central Asia Tbk P.T.	4.1%
NAURA Technology Group Co., Ltd. - Class A	4.0%
Embraer S.A.	3.9%
Nestle India Ltd.	3.9%
IHH Healthcare Bhd	3.9%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 660-6610 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Vaughan Nelson Emerging Markets Fund - Investor Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

VAUGHAN NELSON FUNDS

Vaughan Nelson Emerging Markets Fund

(Investor Class – ADVKX)

(Institutional Class - ADVMX)

Vaughan Nelson International Fund

(Investor Class - ADVJX)

(Institutional Class - ADVLX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

APRIL 30, 2025

Vaughan Nelson Funds

Each a series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required on Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Vaughan Nelson Emerging Markets Fund	1
Vaughan Nelson International Fund	3
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	13

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vaughan Nelson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.im.natixis.com/en-us/products/mutual-funds/funds-by-fund-family/vaughan-nelson-funds

Vaughan Nelson Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	ARGENTINA — 3.3%
47,746	YPF S.A. - ADR *	$1,422,831
	BRAZIL — 11.3%
149,470	Embraer S.A. *	1,709,824
116,910	NU Holdings Ltd.- Class A *	1,453,191
129,199	PRIO S.A. *	767,426
270,187	SLC Agricola S.A.	942,170
		4,872,611
	CHINA — 14.3%
19,600	Contemporary Amperex Technology Co., Ltd. - Class A	626,683
16,300	Contemporary Amperex Technology Co., Ltd. - Class A	521,170
27,810	NAURA Technology Group Co., Ltd. - Class A	1,729,418
86,845	Ningbo Tuopu Group Co., Ltd. - Class A	627,970
32,460	Tencent Holdings Ltd.	1,988,206
15,110	Yum China Holdings, Inc.	654,414
		6,147,861
	INDIA — 8.6%
93,805	360 ONE WAM Ltd.	1,092,647
36,180	Godrej Properties Ltd. *	924,289
59,430	Nestle India Ltd.	1,679,760
		3,696,696
	INDONESIA — 4.1%
3,304,260	Bank Central Asia Tbk P.T.	1,756,844
	MALAYSIA — 3.9%
1,045,905	IHH Healthcare Bhd	1,677,326
	MEXICO — 10.2%
879,831	Cemex S.A.B. de C.V.	542,870
99,940	Coca-Cola Femsa S.A.B. de C.V.	941,328
116,434	Grupo Financiero Banorte S.A.B. de C.V. - Class O	1,000,559
366,975	Grupo Mexico S.A.B. de C.V.	1,906,874
		4,391,631
	PHILIPPINES — 2.8%
475,961	Bank of the Philippine Islands	1,193,390
	POLAND — 3.0%
66,291	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,274,491
	SOUTH KOREA — 4.7%
52,230	Samsung Electronics Co., Ltd.	2,037,886
	TAIWAN — 18.5%
86,470	E Ink Holdings, Inc.	604,044
11,004	Lotes Co., Ltd.	432,674

Vaughan Nelson Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
204,880	Taiwan Semiconductor Manufacturing Co., Ltd.	$5,805,182
77,179	Yageo Corp.	1,106,607
		7,948,507
	UNITED ARAB EMIRATES — 2.2%
271,438	Emaar Properties PJSC	969,901
	UNITED KINGDOM — 1.4%
14,277	Anglogold Ashanti Plc	601,918
	UNITED STATES — 3.4%
2,510	Monolithic Power Systems, Inc.	1,488,681
	URUGUAY — 6.3%
1,160	MercadoLibre, Inc. *	2,703,786
	Total Common Stocks
	(Cost $40,185,710)	42,184,360

Principal Amount
	SHORT-TERM INVESTMENTS — 2.0%
$885,802	UMB Bank, Institutional Banking Money Market Deposit II Investment, 3.80%[1]	885,802
	Total Short-Term Investments
	(Cost $885,802)	885,802

	TOTAL INVESTMENTS — 100.0%
	(Cost $41,071,512)	43,070,162

	Liabilities in Excess of Other Assets — (0.0)%	(16,394)
	TOTAL NET ASSETS — 100.0%	$43,053,768

ADR – American Depository Receipt

PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	ARGENTINA — 4.1%
41,760	YPF S.A. - ADR *	$1,244,448
	AUSTRALIA — 5.1%
26,915	WiseTech Global Ltd.	1,530,426
	AUSTRIA — 3.7%
16,736	Erste Group Bank A.G.	1,133,426
	BRAZIL — 7.8%
121,211	Embraer S.A. *	1,386,562
79,975	NU Holdings Ltd.- Class A *	994,089
		2,380,651
	CANADA — 4.3%
13,680	Shopify, Inc. *	1,301,118
	CHINA — 4.0%
19,490	NAURA Technology Group Co., Ltd. - Class A	1,212,023
	FRANCE — 4.8%
17,230	BNP Paribas S.A.	1,459,938
	GERMANY — 4.7%
33,443	Deutsche Post A.G.	1,429,002
	INDONESIA — 3.9%
2,210,050	Bank Central Asia Tbk P.T.	1,175,063
	JAPAN — 4.2%
34,510	Fujikura Ltd.	1,284,010
	MEXICO — 8.7%
144,730	Grupo Financiero Banorte S.A.B. de C.V. - Class O	1,243,717
271,220	Grupo Mexico S.A.B. de C.V.	1,409,312
		2,653,029
	SWITZERLAND — 8.6%
10,665	Nestle S.A.	1,135,086
48,870	UBS Group A.G.	1,483,377
		2,618,463
	TAIWAN — 7.2%
76,850	Taiwan Semiconductor Manufacturing Co., Ltd.	2,177,510
	UNITED KINGDOM — 9.2%
143,535	Segro PLC - REIT	1,305,606
113,900	Wise PLC - Class A *	1,493,875
		2,799,481
	UNITED STATES — 9.3%
4,760	Monolithic Power Systems, Inc.	2,823,156

Vaughan Nelson International Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	URUGUAY — 7.1%
920	MercadoLibre, Inc. *	$2,144,382
	Total Common Stocks
	(Cost $27,388,397)	29,366,126

Principal Amount
	SHORT-TERM INVESTMENTS — 3.3%
$996,158	UMB Bank, Institutional Banking Money Market Deposit II Investment, 3.80%[1]	996,158
	Total Short-Term Investments
	(Cost $996,158)	996,158

	TOTAL INVESTMENTS — 100.0%
	(Cost $28,384,555)	30,362,284

	Other Assets in Excess of Liabilities — 0.0%	12,209
	TOTAL NET ASSETS — 100.0%	$30,374,493

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2025 (Unaudited)

	Emerging Markets Fund	International Fund
Assets:
Investments, at cost	$41,071,512	$28,384,555
Foreign currency, at cost	88,440	-
Investments, at value	$43,070,162	$30,362,284
Foreign currency, at value	91,413	-
Receivables:
Fund shares sold	952	3,209
Dividends and interest	21,926	180,564
Due from Advisor	2,758	8,796
Prepaid expenses	24,763	25,160
Total assets	43,211,974	30,580,013

Liabilities:
Payables:
Investment securities purchased	-	89,160
Shareholder servicing fees (Note 6)	10,734	15,326
Distribution fees (Note 7)	41	18
Fund administration fees	12,385	32,942
Transfer agent fees and expenses	3,123	2,447
Custody fees	23,438	29,042
Non-U.S. Taxes	66,630	-
Trustees' deferred compensation (Note 3)	18,224	18,128
Auditing fees	10,727	10,927
Shareholder reporting fees	5,322	2,270
Legal fees	3,819	296
Trustees' fees and expenses	1,637	2,515
Chief Compliance Officer fees	1,519	1,341
Accrued other expenses	607	1,108
Total liabilities	158,206	205,520
Commitments and contingencies (Note 3)
Net Assets	$43,053,768	$30,374,493

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$39,389,057	$41,420,809
Total distributable earnings (accumulated deficit)	3,664,711	(11,046,316)
Net Assets	$43,053,768	$30,374,493

Maximum Offering Price per Share:
Institutional Class
Net assets applicable to shares outstanding	$43,050,391	$30,330,551
Shares of beneficial interest issued and outstanding	3,932,201	2,081,723
Net asset value per share	$10.95	$14.57

Investor Class
Net assets applicable to shares outstanding	$3,377	$43,942
Shares of beneficial interest issued and outstanding	310	3,025
Net asset value per share[1]	$10.90	$14.52

[1]	Based on unrounded Net Assets and Shares Outstanding.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

	Emerging Markets Fund	International Fund
Investment income:
Dividends (net of foreign withholding taxes of $38,040 and $33,006, respectively)	$319,123	$258,437
Interest	21,321	9,590
Total investment income	340,444	268,027

Expenses:
Advisory fees	173,183	104,339
Shareholder servicing fees (Note 6)	22,405	18,088
Distribution fees (Note 7) - Investor Class	4	52
Fund administration fees	65,444	71,300
Transfer agent fees and expenses	11,908	9,859
Custody fees	54,755	29,200
Registration fees	17,852	17,852
Legal fees	13,889	7,647
Shareholder reporting fees	11,844	8,463
Auditing fees	10,740	10,909
Trustees' fees and expenses	7,481	8,157
Chief Compliance Officer fees	6,231	5,231
Miscellaneous	2,728	2,728
Insurance fees	2,487	2,482
Interest expense	672	1,140
Total expenses	401,623	297,447
Advisory fees waived	(173,183)	(104,339)
Other expenses absorbed	(23,973)	(68,280)
Net expenses	204,467	124,828
Net investment income (loss)	135,977	143,199

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,719,873	1,929,708
Foreign currency transactions	(28,475)	(8,468)
Net realized gain (loss)	3,691,398	1,921,240
Net change in unrealized appreciation/depreciation on:
Investments	(2,069,843)	824,908
Foreign currency translations	4,875	7,758
Deferred non-US taxes	(104)	-
Net change in unrealized appreciation/depreciation	(2,065,072)	832,666
Net realized and unrealized gain (loss)	1,626,326	2,753,906

Net Increase (Decrease) in Net Assets from Operations	$1,762,303	$2,897,105

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$135,977	$514,037
Net realized gain (loss) on investments, foreign currency transactions and deferred non-US taxes	3,691,398	1,822,648
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-US taxes	(2,065,072)	1,748,766
Net increase (decrease) in net assets resulting from operations	1,762,303	4,085,451

Distributions to Shareholders:
Distributions:
Institutional Class	-	(361,042)
Investor Class	-	(30)
Total distributions to shareholders	-	(361,072)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	2,249,194	7,639,226
Reinvestment of distributions:
Institutional Class	-	359,583
Investor Class	-	29
Cost of shares redeemed:
Institutional Class	(756,052)	(5,012,429)
Net increase (decrease) in net assets from capital transactions	1,493,142	2,986,409

Total increase (decrease) in net assets	3,255,445	6,710,788

Net Assets:
Beginning of period	39,798,323	33,087,535
End of period	$43,053,768	$39,798,323
Capital Share Transactions:
Shares sold:
Institutional Class	209,800	738,520
Shares reinvested:
Institutional Class	-	34,877
Investor Class	-	3
Shares redeemed:
Institutional Class	(71,011)	(474,255)
Net increase (decrease) in capital share transactions	138,789	299,145

See accompanying Notes to Financial Statements.

Vaughan Nelson International Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$143,199	$232,993
Net realized gain (loss) on investments and foreign currency transactions	1,921,240	238,574
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	832,666	4,182,327
Net increase (decrease) in net assets resulting from operations	2,897,105	4,653,894

Distributions to Shareholders:
Distributions:
Institutional Class	(411,928)	(419,605)
Investor Class	(523)	(502)
Total distributions to shareholders	(412,451)	(420,107)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	2,702,189	2,460,603
Investor Class	161	1,737
Reinvestment of distributions:
Institutional Class	397,804	405,581
Investor Class	523	502
Cost of shares redeemed:
Institutional Class	(1,845,049)	(5,240,869)
Investor Class	(180)	(335)
Net increase (decrease) in net assets from capital transactions	1,255,448	(2,372,781)

Total increase (decrease) in net assets	3,740,102	1,861,006

Net Assets:
Beginning of period	26,634,391	24,773,385
End of period	$30,374,493	$26,634,391
Capital Share Transactions:
Shares sold:
Institutional Class	195,076	190,664
Investor Class	12	137
Shares reinvested:
Institutional Class	29,709	32,369
Investor Class	39	40
Shares redeemed:
Institutional Class	(131,133)	(413,488)
Investor Class	(14)	(26)
Net increase (decrease) in capital share transactions	93,689	(190,304)

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.49	$9.47	$8.68	$10.73	$8.37	$8.75
Income from Investment Operations:
Net investment income (loss) [1]	0.04	0.13	0.13	0.16	0.20	0.15
Net realized and unrealized gain (loss)	0.42	0.99	0.71	(2.05)	2.31	(0.27)
Net increase from payments by affiliates (Note 3)	-	-	0.06	-	-	-
Total from investment operations	0.46	1.12	0.90	(1.89)	2.51	(0.12)

Less Distributions:
From net investment income	-	(0.10)	(0.11)	(0.16)	(0.15)	(0.26)
From net realized gain	-	-	-	-	-	-
Total distributions	-	(0.10)	(0.11)	(0.16)	(0.15)	(0.26)

Net asset value, end of period	$10.95	$10.49	$9.47	$8.68	$10.73	$8.37

Total return[2]	4.39%[3]	11.87%	10.34%[4]	(17.86)%	30.19%	(1.60)%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$43.1	$39.8	$33.1	$28.3	$32.2	$23.5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.97%[5,6]	1.85%[6]	1.99%	2.10%	2.04%	2.40%
After fees waived and expenses absorbed	1.00%[5,6]	1.03%[6,7]	1.10%	1.10%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.30)%[5]	0.47%	0.45%	0.64%	1.19%	0.78%
After fees waived and expenses absorbed	0.67%[5]	1.29%	1.34%	1.64%	1.88%	1.83%
Portfolio turnover rate	68%[3]	117%	59%	68%	65%	62%

[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	The Advisor reimbursed the Fund $210,112 for losses from a trade error. This reimbursement had a positive 0.70% impact on the total return.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the six months ended April 30, 2025 and the year ended October 31,2024.
[7]	Effective March 1,2024, the Fund's Advisor has agreed to reduce the limit on the total annual fund operating expenses from 1.10% to 1.00% of the average daily net assets of the Fund's Institutional Class Shares.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,				For the Period December 2, 2019* through
	(Unaudited)	2024	2023	2022	2021	October 31, 2020
Net asset value, beginning of period	$10.46	$9.46	$8.68	$10.73	$8.36	$8.66
Income from Investment Operations:
Net investment income (loss) [1]	0.02	0.11	0.11	0.14	0.17	0.13
Net realized and unrealized gain (loss)	0.42	0.99	0.70	(2.06)	2.32	(0.19)
Net increase from payments by affiliates (Note 3)	-	-	0.06	-	-	-
Total from investment operations	0.44	1.10	0.87	(1.92)	2.49	(0.06)

Less Distributions:
From net investment income	-	(0.10)	(0.09)	(0.13)	(0.12)	(0.24)
Total distributions	-	(0.10)	(0.09)	(0.13)	(0.12)	(0.24)

Net asset value, end of period	$10.90	$10.46	$9.46	$8.68	$10.73	$8.36

Total return[2]	4.21%[3]	11.60%	10.08%[4]	(18.10)%	29.95%	(0.89)%[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$- [5]	$- [5]	$- [5]	$- [5]	$- [5]	$- [5]

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.22%[6,7]	2.10%[7]	2.24%	2.35%	2.29%	2.69%[6]
After fees waived and expenses absorbed	1.25%[6,7]	1.28%[7,8]	1.35%	1.35%	1.60%	1.60%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.55)%[6]	0.22%	0.20%	0.40%	0.95%	0.60%[6]
After fees waived and expenses absorbed	0.42%[6]	1.04%	1.09%	1.40%	1.64%	1.69%[6]
Portfolio turnover rate	68%[3]	117%	59%	68%	65%	62%[3]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	The Advisor reimbursed the Fund $210,112 for losses from a trade error. This reimbursement had a positive 0.70% impact on the total return.
[5]	Amount represents less than $1,000,000.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the six months ended April 30, 2025 and the year ended October 31,2024.
[8]	Effective March 1, 2024, the Fund's Advisor has agreed to reduce the limit on the total annual fund operating expenses form 1.35% to 1.25% of the average daily net assets of the fund's Investor Class Shares.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.38	$11.36	$11.92	$17.88	$13.03	$12.98
Income from Investment Operations:
Net investment income (loss) [1]	0.07	0.11	0.17	0.19	0.17	0.13
Net realized and unrealized gain (loss)	1.33	2.11	(0.55)	(5.98)	4.81	0.15
Total from investment operations	1.40	2.22	(0.38)	(5.79)	4.98	0.28

Less Distributions:
From net investment income	(0.21)	(0.20)	(0.18)	(0.17)	(0.13)	(0.23)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.21)	(0.20)	(0.18)	(0.17)	(0.13)	(0.23)

Net asset value, end of period	$14.57	$13.38	$11.36	$11.92	$17.88	$13.03

Total return[2]	10.62%[3]	19.70%	(3.37)%	(32.67)%	38.39%	2.11%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$30.3	$26.6	$24.7	$33.9	$40.0	$18.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.14%[4,5]	2.11%[5,6]	1.92%	1.52%	1.96%	2.74%
After fees waived and expenses absorbed	0.90%[4,5]	0.94%[5,6,7]	0.99%	0.99%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.21)%[4]	(0.28)%	0.36%	0.79%	0.17%	(0.50)%
After fees waived and expenses absorbed	1.03%[4]	0.89%	1.29%	1.32%	0.98%	1.09%
Portfolio turnover rate	115%[3]	205%	58%	92%	59%	68%

*	Class I shares were re-designated into Institutional Class shares on October 1, 2019. Advisor Class shares converted into Institutional Class shares on February 10, 2020
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the six months ended April 30, 2025 and the year ended October 31,2024.
[6]	If tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended October 31, 2024.
[7]	Effective March 1, 2024, The Fund's Advisor has agreed to reduce the limit on the total annual fund operating expenses from 0.99% to 0.89% of the average daily net assets of the Fund's Institutional Class Shares.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,				For the Period December 2, 2019* through
	(Unaudited)	2024	2023	2022	2021	October 31, 2020
Net asset value, beginning of period	$13.32	$11.31	$11.88	$17.85	$12.99	$13.30
Income from Investment Operations:
Net investment income (loss) [1]	0.05	0.08	0.13	0.15	0.13	0.08
Net realized and unrealized gain (loss)	1.32	2.11	(0.54)	(5.97)	4.80	(0.14)
Total from investment operations	1.37	2.19	(0.41)	(5.82)	4.93	(0.06)

Less Distributions:
From net investment income	(0.17)	(0.18)	(0.16)	(0.15)	(0.07)	(0.25)
Total distributions	(0.17)	(0.18)	(0.16)	(0.15)	(0.07)	(0.25)

Net asset value, end of period	$14.52	$13.32	$11.31	$11.88	$17.85	$12.99

Total return[2]	10.43%[3]	19.44%	(3.61)%	(32.88)%	38.00%	(0.55)%[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$- [4]	$- [4]	$- [4]	$- [4]	$- [4]	$- [4]

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.39%[5,6]	2.36%[6,7]	2.17%	1.77%	2.21%	2.93%[5]
After fees waived and expenses absorbed	1.15%[5,6]	1.19%[6,7,8]	1.24%	1.24%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.46)%[5]	(0.53)%	0.11%	0.54%	(0.08)%	(0.87)%[5]
After fees waived and expenses absorbed	0.78%[5]	0.64%	1.04%	1.07%	0.73%	0.66%[5]
Portfolio turnover rate	115%[3]	205%	58%	92%	59%	68%[3]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Amount represents less than $1,000,000.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the six months ended April 30, 2025 and the year ended October 31,2024.
[7]	If tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended October 31, 2024.
[8]	Effective March 1, 2024, the Fund's Advisor has agreed to reduce the annual fund operating expenses from 1.24% to 1.14% of the average daily net assets of the fund's Investor Class Shares.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Unaudited)

Note 1 – Organization

Vaughan Nelson Emerging Markets Fund (the “Emerging Markets Fund”) and Vaughan Nelson International Fund (the “International Fund”), each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Vaughan Nelson Funds are diversified funds. The Emerging Markets Fund and International Fund’s primary investment objective is to provide long-term capital appreciation. Prior to March 1, 2024, Vaughan Nelson Emerging Markets Fund and Vaughan Nelson International Fund were known as Vaughan Nelson Emerging Markets Opportunities Fund and Vaughan Nelson International Small Cap Fund.

The Emerging Markets Fund offers two classes of shares, Institutional Class shares and Investor Class shares. Institutional Class shares commenced operations on November 1, 2013. Investor Class shares commenced operations on December 2, 2019.

The International Fund offers two classes of shares, Institutional and Investor. Institutional Class shares commenced operations on December 31, 2013. Advisor Class shares converted into Institutional Class shares on February 10, 2020. The Investor Class shares commenced operations on December 2, 2019.

The shares of each class represent an interest in the same portfolio of investments of the International Fund and Emerging Markets Fund have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor (in IMST to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlight for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor in IMST is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

(e) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2021 – 2024 and the six months ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an investment advisory agreement (the “Advisory Agreement”) with Vaughan Nelson Investment Management, L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Emerging Markets Fund	0.85%*
International Fund	0.75%+

*	Prior to March 1, 2024, annual rate of the investment advisory fee was 0.95%.
+	Prior to March 1, 2024, annual rate of the investment advisory fee was 0.85%.

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A) professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels:

Expense Limit as a % of average daily net assets
Emerging Markets Fund – Investor Class	1.25%*
Emerging Markets Fund – Institutional Class	1.00%*
International Fund - Investor Class	1.14%+
International Fund – Institutional Class	0.89%+

*	Prior to March 1, 2024, the annual operating expense limit for Emerging Markets Fund was 1.35% for Investor Class and 1.10% for Institutional Class.
+	Prior to March 1, 2024, the annual operating expense limit for International Fund was 1.24% for Investor Class and 0.99% for Institutional Class.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

This agreement is in effect until March 1, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived its advisory fees and absorbed other expenses for the six months ended April 30, 2025 as stated below:

Emerging Markets Fund	$197,156
International Fund	172,619

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. In April 30, 2025, the amount of these potentially recoverable expenses was $1,125,153 and $997,635, for the Emerging Markets Fund and International Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

	Emerging Markets Fund	International Fund
2025	295,372	223,732
2026	303,329	293,058
2027	329,296	308,226
2028	197,156	172,619
Total	$1,125,153	$997,635

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2025, are reported on the Statements of Operations.

Natixis Distribution, LLC. serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2025, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2025, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

In April 30, 2025, gross unrealized appreciation (depreciation) on investments, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Fund
Cost of Investments	$41,084,242	$28,384,555

Gross Unrealized Appreciation	$4,072,095	$3,072,885
Gross Unrealized Depreciation	(2,086,175)	(1,095,156)
Net Unrealized Appreciation/(Depreciation) on investments	$1,985,920	$1,977,729

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

At October 31, 2024, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards will expire as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Fund	$2,068,749	$-	$2,068,749
International Fund	11,379,213	3,597,799	14,977,012

During the fiscal year ended October 31, 2024, the Emerging Markets Fund and the International utilized $2,002,898 and $0 of non-expiring capital loss carryforwards, respectively.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Fund	International Fund

Undistributed ordinary income	$-	$390,058
Undistributed long-term capital gains	-	-
Tax accumulated earnings	-	390,058

Accumulated capital and other losses	(2,068,749)	(14,977,012)
Unrealized appreciation (depreciation) on investments	4,055,763	1,079,216
Unrealized appreciation (depreciation) on foreign currency translations	(67,909)	(6,613)
Unrealized deferred compensation	(16,697)	(16,619)
Total accumulated earnings (deficit)	$1,902,408	$(13,530,970)

The tax character of distributions paid during the fiscal years ended October 31, 2024 and 2023 were as follows:

	Emerging Markets Fund		International Fund
	2024	2023	2024	2023

Distributions paid from:
Ordinary income	$361,072	$357,271	$420,107	$483,199
Net long-term capital gains	-	-	-	-
Total distributions paid	$361,072	$357,271	$420,107	$483,199

Note 5 – Investment Transactions

For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Fund	$28,520,007	$27,013,199
International Fund	31,680,195	31,889,362

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Emerging Markets Fund and International Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributed to each class shares of the Funds serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2025, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to Natixis Distribution, LLC. Institutional Class shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2025, for the Emerging Markets Fund and International Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2025, in valuing the Funds’ assets carried at fair value:

Vaughan Nelson Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Discretionary	$3,358,200	$1,775,823	$-	$5,134,023
Consumer Staples	1,883,498	1,679,760	-	3,563,258
Energy	2,190,257	-	-	2,190,257
Financials	2,453,750	6,287,272	-	8,741,022
Health Care	1,677,326	-	-	1,677,326
Industrials	1,709,824	-	-	1,709,824
Materials	3,051,663	-	-	3,051,663
Real Estate	-	924,289	-	924,289
Technology	1,488,681	13,704,017	-	15,192,698
Short-Term Investment	885,802	-	-	885,802
Total Investments	$18,699,001	$24,371,161	$-	$43,070,162

Vaughan Nelson International Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Consumer Discretionary	$2,144,382	$-	$-	$2,144,382
Consumer Staples	-	1,135,086	-	1,135,086
Energy	1,244,448	-	-	1,244,448
Financials	2,237,805	6,745,680	-	8,983,485
Industrials	1,386,562	1,429,002	-	2,815,564
Materials	1,409,312	-	-	1,409,312
Real Estate	-	1,305,605	-	1,305,605
Technology	4,124,274	6,203,970	-	10,328,244
Short-Term Investments	996,158	-	-	996,158
Total Investments	$13,542,941	$16,819,343	$-	$30,362,284

*	The Fund did not hold any Level 3 securities at period end.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11- New Accounting Pronouncement and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/7/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	7/7/2025